Other current receivables (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Other Current Receivables	Other current receivables are analysed as follows:

	31/12/19	31/12/18
VAT	3,939	4,217
Receivables from National Institute for Social Security	2,004	1,533
Other	1,780	3,757

Total	7,723	9,507